Shareholder Report, Line Graph (Details) LMA5500_ClearBridge Global Infrastructure Income Fund_Class C_TSR Annual {Class C} - USD ($)													12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 14, 2022	Sep. 30, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name													Class C (with sales charge)
Accumulated Value	$ 13,803	$ 12,706	$ 11,671	$ 12,910	$ 11,198	$ 11,332	$ 11,556	$ 10,202	$ 11,488	$ 11,500	$ 11,281	$ 10,000	$ 14,031
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World Index-NR
Accumulated Value	17,343	15,550	15,759	15,916	14,929	14,513	13,413	12,080	12,506	11,778	10,976	10,000	$ 18,665
FTSE Global Core Infrastructure 50/50 Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE Global Core Infrastructure 50/50 Index-NR
Accumulated Value	13,339	12,791	12,203	12,947	11,397	11,315	11,142	10,051	10,923	10,961	10,901	10,000	$ 13,845
S&P Global Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P Global Infrastructure Index
Accumulated Value	$ 15,364	$ 13,961	$ 13,371	$ 13,732	$ 12,131	$ 11,855	$ 11,724	$ 10,590	$ 11,448	$ 11,496	$ 11,083	$ 10,000	$ 15,901